JPMorgan International Bond Opportunities ETF

(formerly known as JPMorgan Global Bond Opportunities ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments		Principal Amount($)	Value($)
CORPORATE BONDS — 55.0%
Argentina — 0.1%
Agua y Saneamientos Argentinos SA 6.63%, 2/1/2023 (a)		280,000	132,913

Australia — 0.4%
Glencore Finance Europe Ltd. 6.00%, 4/3/2022 (a)(b)	GBP	100,000	142,723
Glencore Funding LLC 2.50%, 9/1/2030 (c)		182,000	181,410
Transurban Finance Co. Pty. Ltd. 2.00%, 8/28/2025 (a)	EUR	150,000	194,640
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (d)		75,000	85,152

			603,925

Austria — 0.2%
ams AG 6.00%, 7/31/2025 (a)	EUR	200,000	256,463

Azerbaijan — 0.2%
State Oil Co. of the Azerbaijan Republic 4.75%, 3/13/2023 (a)		260,000	276,386

Belgium — 1.8%
Anheuser-Busch Cos. LLC
4.70%, 2/1/2036		20,000	25,549
4.90%, 2/1/2046		85,000	110,852
Anheuser-Busch InBev SA/NV 2.00%, 3/17/2028 (a)	EUR	800,000	1,084,341
Anheuser-Busch InBev Worldwide, Inc.
4.90%, 1/23/2031		95,000	121,258
4.44%, 10/6/2048		114,000	142,674
KBC Group NV
(EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024 (a)(d)(e)(f)	EUR	400,000	509,835
(EUR Swap Annual 5 Year + 1.25%), 1.63%, 9/18/2029 (a)(d)	EUR	300,000	370,630
Solvay Finance SACA
(EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023 (a)(d)(e)(f)	EUR	100,000	131,231
Solvay SA
(EUR Swap Annual 5 Year + 3.92%), 4.25%, 12/4/2023 (a)(d)(e)(f)	EUR	200,000	255,548
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (a)	EUR	200,000	247,752

			2,999,670

Brazil — 0.7%
Gerdau Trade, Inc. 4.88%, 10/24/2027 (a)		200,000	226,688
Klabin Austria GmbH

Investments		Principal Amount($)	Value($)
7.00%, 4/3/2049 (a)		200,000	249,620
Petrobras Global Finance BV 6.90%, 3/19/2049		250,000	301,712
Suzano Austria GmbH
3.75%, 1/15/2031		48,000	50,592
7.00%, 3/16/2047 (a)		200,000	259,600
Vale Overseas Ltd. 3.75%, 7/8/2030		142,000	155,873

			1,244,085

Canada — 0.3%
Emera US Finance LP 4.75%, 6/15/2046		110,000	138,261
Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (d)		63,000	72,276
Enbridge, Inc. 3.13%, 11/15/2029		150,000	162,799
Transcanada Trust Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (d)		57,000	63,270

			436,606

Chile — 0.3%
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050 (c)		200,000	251,000
Kenbourne Invest SA 6.88%, 11/26/2024 (c)		200,000	212,687

			463,687

China — 0.6%
Alibaba Group Holding Ltd. 3.40%, 12/6/2027		200,000	224,038
Huarong Finance 2017 Co. Ltd. 4.25%, 11/7/2027 (a)		200,000	215,875
New Metro Global Ltd. 6.50%, 4/23/2021 (a)		200,000	201,250
Tencent Holdings Ltd. 3.98%, 4/11/2029 (a)		200,000	227,187
Yuzhou Group Holdings Co. Ltd. 8.38%, 10/30/2024 (a)		200,000	213,313

			1,081,663

Colombia — 0.3%
Ecopetrol SA 5.88%, 5/28/2045		400,000	474,180

Denmark — 0.3%
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.73%), 5.00%, 1/12/2023 (c)(d)		200,000	208,366
Nykredit Realkredit A/S Series CCE, 1.00%, 10/1/2050 (a)	DKK	640,459	103,290
TDC A/S 5.00%, 3/2/2022 (b)	EUR	200,000	249,981

			561,637

JPMorgan International Bond Opportunities ETF

(formerly known as JPMorgan Global Bond Opportunities ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount($)	Value($)
Finland — 0.2%
Nokia OYJ 2.00%, 3/15/2024 (a)	EUR	300,000	370,301

France — 8.8%
Accor SA 3.62%, 9/17/2023 (a)(b)	EUR	200,000	250,856
Airbus SE 1.38%, 6/9/2026 (a)	EUR	200,000	254,750
Altice France SA
3.38%, 1/15/2028 (a)	EUR	500,000	586,650
3.38%, 1/15/2028 (c)	EUR	100,000	117,330
Banijay Entertainment SASU 3.50%, 3/1/2025 (a)	EUR	275,000	328,795
BPCE SA
3.00%, 5/22/2022 (c)		250,000	259,208
5.15%, 7/21/2024 (c)		600,000	680,020
0.63%, 9/26/2024 (a)	EUR	400,000	487,366
(EUR Swap Annual 5 Year + 2.37%), 2.75%, 11/30/2027 (a)(d)	EUR	400,000	501,170
Burger King France SAS 6.00%, 5/1/2024 (a)	EUR	100,000	122,565
Casino Guichard Perrachon SA 4.56%, 1/25/2023 (a)(b)	EUR	500,000	591,737
CMA CGM SA 5.25%, 1/15/2025 (a)	EUR	100,000	117,563
Credit Agricole SA
(EUR Swap Annual 5 Year + 5.12%), 6.50%, 6/23/2021 (a)(d)(e)(f)	EUR	800,000	979,330
3.25%, 10/4/2024 (c)		376,000	408,201
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (c)(d)(e)(f)		400,000	482,500
(EUR Swap Annual 5 Year + 1.90%), 1.63%, 6/5/2030 (a)(d)	EUR	200,000	248,231
Electricite de France SA
(EUR Swap Annual 6 Year + 3.44%), 4.00%, 7/4/2024 (a)(d)(e)(f)	EUR	300,000	386,950
(EUR Swap Annual 5 Year + 4.00%), 3.37%, 6/15/2030 (a)(d)(e)(f)	EUR	200,000	254,077
Elis SA 1.63%, 4/3/2028 (a)	EUR	200,000	229,328
Engie SA Series NC10, (EUR Swap Annual 10 Year + 2.65%), 3.87%, 6/2/2024 (a)(d)(e)(f)	EUR	400,000	524,297
Faurecia SE 3.13%, 6/15/2026 (a)	EUR	200,000	246,457
La Financiere Atalian SASU 4.00%, 5/15/2024 (a)	EUR	250,000	276,860
Loxam SAS 2.88%, 4/15/2026 (a)	EUR	200,000	232,009

Investments		Principal Amount($)	Value($)
Orange SA
(EUR Swap Annual 5 Year + 2.36%), 2.38%, 1/15/2025 (a)(d)(e)(f)	EUR	200,000	250,569
(EUR Swap Annual 5 Year + 3.99%), 5.00%, 10/1/2026 (a)(d)(e)(f)	EUR	400,000	575,789
(EURIBOR ICE Swap Rate 5 Year + 2.18%), 1.75%, 12/19/2026 (a)(d)(e)(f)	EUR	200,000	243,895
Orano SA 3.13%, 3/20/2023 (a)	EUR	300,000	374,162
Parts Europe SA 6.50%, 7/16/2025 (a)	EUR	200,000	246,896
Quatrim SASU 5.88%, 1/15/2024 (a)	EUR	200,000	246,022
Renault SA 2.00%, 9/28/2026 (a)	EUR	200,000	235,111
Rexel SA
2.63%, 6/15/2024 (a)	EUR	300,000	361,414
2.75%, 6/15/2026 (a)	EUR	200,000	242,745
Societe Generale SA 1.25%, 6/12/2030 (a)	EUR	500,000	623,670
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (c)(d)(e)(f)		495,000	513,265
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.65%, 7/8/2035 (c)(d)		200,000	210,007
SPIE SA
3.13%, 3/22/2024 (a)	EUR	200,000	251,572
2.63%, 6/18/2026 (a)	EUR	200,000	248,984
Tereos Finance Groupe I SA 4.13%, 6/16/2023 (a)	EUR	100,000	117,638
Total Capital International SA 3.13%, 5/29/2050		50,000	54,732
TOTAL SE
(EUR Swap Annual 5 Year + 3.78%), 3.87%, 5/18/2022 (a)(d)(e)(f)	EUR	100,000	124,951
(EUR Swap Annual 5 Year + 1.77%), 1.75%, 4/4/2024 (a)(d)(e)(f)	EUR	850,000	1,033,814
Valeo SA 3.25%, 1/22/2024 (a)	EUR	300,000	385,141

			14,906,627

Germany — 5.6%
Adler Pelzer Holding GmbH 4.13%, 4/1/2024 (a)	EUR	150,000	163,543
ADLER Real Estate AG 1.88%, 4/27/2023 (a)	EUR	500,000	595,691
Bayer AG 1.13%, 1/6/2030 (a)	EUR	200,000	250,897

JPMorgan International Bond Opportunities ETF

(formerly known as JPMorgan Global Bond Opportunities ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount($)	Value($)
(EURIBOR ICE Swap Rate 5 Year + 2.65%), 2.38%, 11/12/2079 (a)(d)	EUR	700,000	843,018
Bayer Capital Corp. BV 2.13%, 12/15/2029 (a)	EUR	100,000	136,498
Bertelsmann SE & Co. KGaA (EUR Swap Annual 5 Year + 2.64%), 3.00%, 4/23/2075 (a)(d)	EUR	200,000	245,703
CeramTec BondCo GmbH 5.25%, 12/15/2025 (a)	EUR	100,000	120,170
Daimler AG 2.00%, 8/22/2026 (a)	EUR	700,000	923,504
Deutsche Bank AG 4.25%, 10/14/2021		100,000	102,610
(SOFR + 2.16%), 2.22%, 9/18/2024 (d)		195,000	198,975
Douglas GmbH 6.25%, 7/15/2022 (a)	EUR	200,000	219,451
IHO Verwaltungs GmbH
3.75% (cash), 9/15/2026 (a)(g)	EUR	125,000	153,580
3.88% (cash), 5/15/2027 (a)(g)(h)	EUR	400,000	493,000
Nidda BondCo GmbH 5.00%, 9/30/2025 (a)	EUR	325,000	389,460
Nidda Healthcare Holding GmbH 3.50%, 9/30/2024 (a)	EUR	100,000	119,285
ProGroup AG 3.00%, 3/31/2026 (a)	EUR	200,000	241,016
Rebecca Bidco GmbH
5.75%, 7/15/2025 (c)	EUR	100,000	125,666
5.75%, 7/15/2025 (a)	EUR	100,000	125,667
Techem Verwaltungsgesellschaft 674 mbH 6.00%, 7/30/2026 (a)	EUR	250,000	312,094
Techem Verwaltungsgesellschaft 675 mbH 2.00%, 7/15/2025 (a)	EUR	300,000	351,592
thyssenkrupp AG
1.38%, 3/3/2022 (a)	EUR	300,000	354,724
2.50%, 2/25/2025 (a)	EUR	100,000	116,899
Vertical Holdco GmbH 6.63%, 7/15/2028 (a)	EUR	100,000	128,221
Vertical Midco GmbH 4.38%, 7/15/2027 (a)	EUR	200,000	250,189
Volkswagen International Finance NV
(EUR Swap Annual 10 Year + 3.35%), 5.12%, 9/4/2023 (a)(d)(e)(f)	EUR	53,000	68,721
(EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025 (a)(d)(e)(f)	EUR	200,000	251,686
(EUR Swap Annual 12 Year + 2.97%), 4.62%, 3/24/2026 (a)(d)(e)(f)	EUR	600,000	792,649
3.25%, 11/18/2030 (a)	EUR	100,000	149,163
Vonovia Finance BV 2.25%, 4/7/2030 (a)	EUR	200,000	280,431

Investments		Principal Amount($)	Value($)
WEPA Hygieneprodukte GmbH 2.88%, 12/15/2027 (a)	EUR	250,000	300,503
ZF Europe Finance BV 2.00%, 2/23/2026 (a)	EUR	300,000	351,593
ZF Finance GmbH 3.75%, 9/21/2028 (a)	EUR	300,000	375,748

			9,531,947

Greece — 0.6%
Alpha Bank AE 2.50%, 2/5/2023 (a)	EUR	780,000	970,385

India — 0.2%
Adani Ports & Special Economic Zone Ltd. 3.95%, 1/19/2022 (a)		200,000	204,312
NTPC Ltd. 3.75%, 4/3/2024 (a)		200,000	210,625

			414,937

Indonesia — 0.8%
Indonesia Asahan Aluminium Persero PT
6.53%, 11/15/2028 (a)		200,000	249,154
5.45%, 5/15/2030 (c)		200,000	237,375
6.76%, 11/15/2048 (a)		200,000	269,562
Pertamina Persero PT 3.65%, 7/30/2029 (c)		400,000	444,000
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13%, 5/15/2027 (a)		200,000	221,563

			1,421,654

Ireland — 1.9%
AerCap Ireland Capital DAC 4.63%, 7/1/2022		330,000	346,243
AIB Group plc
(EUR Swap Annual 5 Year + 2.15%), 1.88%, 11/19/2029 (a)(d)	EUR	750,000	904,031
Avolon Holdings Funding Ltd.
3.95%, 7/1/2024 (c)		126,000	129,479
4.25%, 4/15/2026 (c)		140,000	144,999
4.38%, 5/1/2026 (c)		60,000	61,948
CRH SMW Finance DAC 1.25%, 11/5/2026 (a)	EUR	200,000	255,817
eircom Finance DAC 3.50%, 5/15/2026 (a)	EUR	400,000	487,683
Smurfit Kappa Acquisitions ULC
2.38%, 2/1/2024 (a)	EUR	350,000	440,644
2.88%, 1/15/2026 (a)	EUR	300,000	392,703

			3,163,547

Israel — 0.3%
Leviathan Bond Ltd.
6.13%, 6/30/2025 (a)		200,000	214,000
6.50%, 6/30/2027 (a)		200,000	220,340

			434,340

Italy — 2.9%
Atlantia SpA 1.63%, 2/3/2025 (a)	EUR	200,000	236,208
Autostrade per l’Italia SpA
1.63%, 6/12/2023	EUR	200,000	237,391
1.75%, 2/1/2027 (a)	EUR	300,000	351,593
Enel Finance International NV 3.50%, 4/6/2028 (c)		200,000	228,290

JPMorgan International Bond Opportunities ETF

(formerly known as JPMorgan Global Bond Opportunities ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount($)	Value($)
Enel SpA
Series 63.5, (EUR Swap Annual 5 Year + 2.58%), 3.37%, 11/24/2081 (a)(d)	EUR	800,000	1,052,600
Leonardo SpA 4.88%, 3/24/2025	EUR	300,000	408,849
Pro-Gest SpA 3.25%, 12/15/2024 (a)	EUR	100,000	106,155
Rossini SARL 6.75%, 10/30/2025 (a)	EUR	200,000	254,077
Saipem Finance International BV 2.63%, 1/7/2025 (a)	EUR	150,000	182,864
Telecom Italia SpA
5.25%, 2/10/2022 (a)	EUR	100,000	126,531
3.25%, 1/16/2023 (a)	EUR	200,000	251,364
3.63%, 1/19/2024 (a)	EUR	100,000	127,626
3.63%, 5/25/2026 (a)	EUR	525,000	685,021
2.38%, 10/12/2027 (a)	EUR	550,000	677,390

			4,925,959

Japan — 0.5%
Takeda Pharmaceutical Co. Ltd.
1.00%, 7/9/2029	EUR	500,000	622,407
3.03%, 7/9/2040		270,000	285,736

			908,143

Kazakhstan — 0.2%
KazMunayGas National Co. JSC 4.75%, 4/19/2027 (a)		355,000	408,139

Kuwait — 0.1%
MEGlobal Canada ULC 5.00%, 5/18/2025 (c)		200,000	222,062

Luxembourg — 1.9%
Altice Finco SA 4.75%, 1/15/2028 (a)	EUR	400,000	454,459
Altice France Holding SA
8.00%, 5/15/2027 (a)	EUR	150,000	192,914
8.00%, 5/15/2027 (c)	EUR	123,000	158,189
ArcelorMittal SA 1.75%, 11/19/2025 (a)	EUR	500,000	609,890
ARD Finance SA 5.00% (cash), 6/30/2027 (c)(g)	EUR	100,000	121,157
INEOS Finance plc 3.38%, 3/31/2026 (c)	EUR	147,000	179,035
Matterhorn Telecom SA
3.13%, 9/15/2026 (a)	EUR	125,000	148,092
3.13%, 9/15/2026 (c)	EUR	100,000	118,474
Monitchem HoldCo 3 SA 5.25%, 3/15/2025 (a)	EUR	200,000	246,405
PLT VII Finance SARL 4.63%, 1/5/2026 (a)	EUR	150,000	185,345
SES SA
(EUR Swap Annual 5 Year + 4.66%), 4.62%, 1/2/2022 (a)(d)(e)(f)	EUR	350,000	430,544
Summer BC Holdco A SARL 9.25%, 10/31/2027 (a)	EUR	90,105	110,644

Investments		Principal Amount($)	Value($)
Summer BC Holdco B SARL 5.75%, 10/31/2026 (a)	EUR	200,000	248,369

			3,203,517

Mexico — 0.8%
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022 (c)(d)(e)(f)		200,000	207,875
BBVA Bancomer SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (c)(d)		200,000	208,437
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050		150,000	164,783
Petroleos Mexicanos
6.75%, 9/21/2047		575,000	495,075
6.95%, 1/28/2060		410,000	351,575

			1,427,745

Morocco — 0.2%
OCP SA 6.88%, 4/25/2044 (a)		200,000	255,313

Netherlands — 3.3%
ABN AMRO Bank NV
4.75%, 7/28/2025 (c)		200,000	229,366
(EUR Swap Annual 5 Year + 4.67%), 4.37%, 9/22/2025 (a)(d)(e)(f)	EUR	800,000	1,001,727
Cooperatieve Rabobank UA
(EUR Swap Annual 5 Year + 4.68%), 4.37%, 6/29/2027 (a)(d)(e)(f)	EUR	400,000	520,083
ING Groep NV
(EUR Swap Annual 5 Year + 2.85%), 3.00%, 4/11/2028 (d)	EUR	400,000	505,530
Nouryon Holding BV 6.50%, 10/1/2026 (a)	EUR	275,000	343,566
OCI NV
3.13%, 11/1/2024 (a)	EUR	200,000	242,447
3.63%, 10/15/2025 (c)	EUR	118,000	144,103
Q-Park Holding I BV 2.00%, 3/1/2027 (a)	EUR	150,000	173,449
Sigma Holdco BV 5.75%, 5/15/2026 (a)	EUR	275,000	326,434
Sunshine Mid BV 6.50%, 5/15/2026 (a)	EUR	400,000	496,226
UPC Holding BV 3.88%, 6/15/2029 (a)	EUR	300,000	361,917
UPCB Finance IV Ltd. 4.00%, 1/15/2027 (a)	EUR	180,000	218,739
Ziggo Bond Co. BV 3.38%, 2/28/2030 (a)	EUR	600,000	717,577
Ziggo BV 4.25%, 1/15/2027 (a)	EUR	180,000	224,244

			5,505,408

JPMorgan International Bond Opportunities ETF

(formerly known as JPMorgan Global Bond Opportunities ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount($)	Value($)
Peru — 0.1%
Southern Copper Corp. 5.88%, 4/23/2045		140,000	197,868

Portugal — 0.7%
EDP - Energias de Portugal SA
1.63%, 4/15/2027 (a)	EUR	500,000	651,115
(EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (a)(d)	EUR	300,000	356,066
EDP Finance BV 2.38%, 3/23/2023 (a)	EUR	200,000	252,739

			1,259,920

Qatar — 0.1%
ABQ Finance Ltd. 3.50%, 2/22/2022 (a)		200,000	204,625

Russia — 0.3%
Gazprom PJSC 3.25%, 2/25/2030 (a)		200,000	205,625
Lukoil Securities BV 3.88%, 5/6/2030 (a)		200,000	215,500

			421,125

Saudi Arabia — 0.3%
Saudi Arabian Oil Co.
3.25%, 11/24/2050 (c)		223,000	223,725
3.50%, 11/24/2070 (c)		353,000	355,181

			578,906

Spain — 5.6%
AI Candelaria Spain SLU 7.50%, 12/15/2028 (a)		250,000	280,003
Banco Bilbao Vizcaya Argentaria SA 0.38%, 11/15/2026 (a)	EUR	300,000	365,255
Banco de Sabadell SA 1.13%, 3/27/2025 (a)	EUR	300,000	360,901
(EUR Swap Annual 1 Year + 0.97%), 0.63%, 11/7/2025 (a)(d)	EUR	300,000	359,813
Bankia SA
(EUR Swap Annual 5 Year + 6.22%), 6.37%, 9/19/2023 (a)(d)(e)(f)	EUR	400,000	508,918
CaixaBank SA
(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (a)(d)(e)(f)	EUR	200,000	261,532
(EUR Swap Annual 5 Year + 3.35%), 3.50%, 2/15/2027 (a)(d)	EUR	1,100,000	1,352,756
Cellnex Telecom SA 2.88%, 4/18/2025 (a)	EUR	400,000	516,681
Cirsa Finance International SARL 4.75%, 5/22/2025 (a)	EUR	150,000	172,944
ContourGlobal Power Holdings SA 4.13%, 8/1/2025 (a)	EUR	400,000	489,341
Ferrovial Emisiones SA 2.50%, 7/15/2024 (a)	EUR	200,000	259,986
Grifols SA
1.63%, 2/15/2025 (c)	EUR	100,000	119,285
2.25%, 11/15/2027 (a)	EUR	300,000	361,684
2.25%, 11/15/2027 (c)	EUR	100,000	120,561

Investments		Principal Amount($)	Value($)
Grupo Antolin-Irausa SA 3.25%, 4/30/2024 (a)	EUR	200,000	232,615
Iberdrola International BV
(EUR Swap Annual 5 Year + 2.06%), 2.63%, 3/26/2024 (a)(d)(e)(f)	EUR	800,000	1,004,380
(EUR Swap Annual 5 Year + 2.97%), 3.25%, 11/12/2024 (a)(d)(e)(f)	EUR	300,000	390,008
Lorca Telecom Bondco SA 4.00%, 9/18/2027 (c)	EUR	116,000	144,706
Repsol International Finance BV
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (a)(d)	EUR	300,000	392,997
Telefonica Europe BV
(EUR Swap Annual 5 Year + 3.86%), 3.75%, 3/15/2022 (a)(d)(e)(f)	EUR	300,000	366,637
(EUR Swap Annual 5 Year + 2.33%), 2.63%, 3/7/2023 (a)(d)(e)(f)	EUR	200,000	240,673
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023 (a)(d)(e)(f)	EUR	700,000	850,977
(EUR Swap Annual 8 Year + 2.97%), 3.87%, 6/22/2026 (a)(d)(e)(f)	EUR	300,000	380,886

			9,533,539

Sweden — 0.7%
Dometic Group AB 3.00%, 5/8/2026 (a)	EUR	150,000	183,401
Verisure Holding AB 3.88%, 7/15/2026 (a)	EUR	400,000	487,266
Verisure Midholding AB 5.75%, 12/1/2023 (a)	EUR	200,000	240,789
Volvo Car AB 2.00%, 1/24/2025 (a)	EUR	200,000	243,990

			1,155,446

Switzerland — 2.0%
Credit Suisse AG 2.95%, 4/9/2025		260,000	284,324
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (c)(d)(e)(f)		450,000	500,649
(EURIBOR ICE Swap Rate 1 Year + 3.50%), 3.25%, 4/2/2026 (a)(d)	EUR	200,000	269,815
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027 (c)(d)(e)(f)		200,000	212,100
(SOFR + 3.73%), 4.19%, 4/1/2031 (c)(d)		290,000	341,750

JPMorgan International Bond Opportunities ETF

(formerly known as JPMorgan Global Bond Opportunities ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount($)	Value($)
Dufry One BV 2.50%, 10/15/2024 (a)	EUR	100,000	115,110
Swiss Re Finance UK plc
(EUR Swap Annual 1 Year + 3.75%), 2.71%, 6/4/2052 (a)(d)	EUR	100,000	130,749
UBS Group AG
(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022 (a)(d)(e)(f)	EUR	600,000	751,495
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (a)(d)(e)(f)		200,000	227,512
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025 (a)(d)(e)(f)		200,000	225,750
(EUR Swap Annual 1 Year + 0.55%), 0.25%, 1/29/2026 (a)(d)	EUR	300,000	360,754

			3,420,008

Taiwan — 0.1%
Competition Team Technologies Ltd. 3.75%, 3/12/2024 (a)		200,000	215,375

United Kingdom — 8.0%
Barclays plc
(EUR Swap Annual 1 Year + 3.70%), 3.37%, 4/2/2025 (a)(d)	EUR	100,000	131,315
BAT Capital Corp.
4.70%, 4/2/2027		50,000	58,532
3.56%, 8/15/2027		520,000	577,767
2.26%, 3/25/2028		80,000	82,490
4.39%, 8/15/2037		115,000	129,578
4.54%, 8/15/2047		130,000	146,394
Boparan Finance plc 7.63%, 11/30/2025 (c)	GBP	104,000	141,421
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (d)(e)(f)		204,000	217,768
(EUR Swap Annual 5 Year + 3.88%), 3.25%, 3/22/2026 (a)(d)(e)(f)	EUR	600,000	763,172
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d)(e)(f)		94,000	103,663
British Telecommunications plc
(EURIBOR ICE Swap Rate 5 Year + 2.38%), 1.87%, 8/18/2080 (a)(d)	EUR	200,000	233,221
Centrica plc 4.38%, 3/13/2029 (a)	GBP	200,000	327,822
CK Hutchison Group Telecom Finance SA 1.13%, 10/17/2028 (a)	EUR	850,000	1,072,243

Investments		Principal Amount($)	Value($)
eG Global Finance plc 4.38%, 2/7/2025 (a)	EUR	300,000	350,394
FCE Bank plc 1.13%, 2/10/2022 (a)	EUR	300,000	357,408
Fiat Chrysler Automobiles NV
3.75%, 3/29/2024 (a)	EUR	200,000	261,019
4.50%, 7/7/2028 (a)	EUR	300,000	427,637
Fiat Chrysler Finance Europe SENC 4.75%, 7/15/2022 (a)	EUR	100,000	127,303
Heathrow Funding Ltd. 1.50%, 2/11/2030 (a)	EUR	300,000	371,468
HSBC Holdings plc 5.75%, 12/20/2027 (a)	GBP	100,000	166,527
Iceland Bondco plc 4.63%, 3/15/2025 (a)	GBP	200,000	266,630
Lloyds Banking Group plc 4.58%, 12/10/2025		200,000	225,008
Nationwide Building Society
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027 (a)(d)(e)(f)	GBP	750,000	1,079,728
Natwest Group plc
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021 (d)(e)(f)		200,000	208,072
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (d)		235,000	244,689
(EURIBOR 3 Month + 1.08%), 0.75%, 11/15/2025 (a)(d)	EUR	400,000	484,159
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (d)(e)(f)		322,000	352,268
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.99%), 5.12%, 5/12/2027 (d)(e)(f)	GBP	249,000	342,344
Rolls-Royce plc 0.88%, 5/9/2024 (a)	EUR	300,000	336,910
Sky Ltd.
1.50%, 9/15/2021 (a)	EUR	200,000	242,035
2.25%, 11/17/2025 (a)	EUR	200,000	266,527
Standard Chartered plc
(USD Swap Semi 5 Year + 5.72%), 7.75%, 4/2/2023 (c)(d)(e)(f)		200,000	217,750
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 4.64%, 4/1/2031 (c)(d)		200,000	240,426
Synlab Unsecured Bondco plc 8.25%, 7/1/2023 (a)	EUR	200,000	243,490
Synthomer plc 3.88%, 7/1/2025 (a)	EUR	200,000	248,974

JPMorgan International Bond Opportunities ETF

(formerly known as JPMorgan Global Bond Opportunities ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount($)	Value($)
Tesco plc 5.13%, 4/10/2047 (a)	EUR	250,000	435,795
Virgin Media Finance plc 3.75%, 7/15/2030 (a)	EUR	325,000	392,832
Vodafone Group plc
5.25%, 5/30/2048		180,000	244,886
4.88%, 6/19/2049		121,000	159,128
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (a)(d)	EUR	700,000	944,588
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079 (a)(d)	EUR	300,000	368,965

			13,592,346

United States — 3.6%
Adient Global Holdings Ltd. 3.50%, 8/15/2024 (a)	EUR	200,000	235,617
AES Corp. (The) 2.45%, 1/15/2031 (c)		110,000	111,654
Albertsons Cos., Inc. 5.75%, 3/15/2025		20,000	20,627
Ardagh Packaging Finance plc 2.13%, 8/15/2026 (c)	EUR	100,000	119,269
AT&T, Inc. 3.55%, 9/15/2055 (c)		88,000	90,062
Berry Global, Inc. 5.13%, 7/15/2023		10,000	10,125
CCO Holdings LLC 5.13%, 5/1/2027 (c)		140,000	147,296
Citigroup, Inc.
Series Q, (ICE LIBOR USD 3 Month + 4.10%), 4.32%, 2/15/2021 (d)(e)(f)		183,000	182,268
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (d)(e)(f)		170,000	173,663
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (d)(e)(f)		190,000	205,039
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (d)(e)(f)		200,000	229,416
Constellium SE 4.25%, 2/15/2026 (a)	EUR	100,000	121,372
Diebold Nixdorf Dutch Holding BV 9.00%, 7/15/2025 (a)	EUR	250,000	321,697
Ford Motor Credit Co. LLC 3.25%, 9/15/2025	EUR	150,000	186,878
General Electric Co. 1.50%, 5/17/2029	EUR	100,000	123,809
General Motors Co. 6.13%, 10/1/2025		21,000	25,291
General Motors Financial Co., Inc.
3.95%, 4/13/2024		40,000	43,436
2.75%, 6/20/2025		39,000	41,274
Gilead Sciences, Inc.
1.65%, 10/1/2030		110,000	109,506
2.60%, 10/1/2040		160,000	162,015
2.80%, 10/1/2050		85,000	85,383

Investments		Principal Amount($)	Value($)
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (c)		50,000	50,761
Gulfport Energy Corp. 6.00%, 10/15/2024 (i)		78,000	46,995
Hyundai Capital America 3.50%, 11/2/2026 (a)		150,000	163,313
International Game Technology plc
3.50%, 6/15/2026 (a)	EUR	200,000	243,198
2.38%, 4/15/2028 (a)	EUR	150,000	172,481
IQVIA, Inc. 2.25%, 1/15/2028 (a)	EUR	150,000	180,377
LKQ European Holdings BV 3.63%, 4/1/2026 (a)	EUR	200,000	243,914
LKQ Italia Bondco SpA 3.88%, 4/1/2024 (a)	EUR	200,000	257,298
Morgan Stanley
Series J, (ICE LIBOR USD 3 Month + 3.81%), 4.05%, 1/15/2021 (d)(e)(f)		321,000	319,395
Netflix, Inc.
3.63%, 5/15/2027	EUR	100,000	133,098
3.88%, 11/15/2029 (a)	EUR	250,000	344,808
Nielsen Finance LLC 5.00%, 4/15/2022 (c)		14,000	14,000
Pacific Gas and Electric Co. 3.30%, 3/15/2027		366,000	386,549
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (c)		9,000	9,720
Rite Aid Corp. 7.50%, 7/1/2025 (c)		31,000	31,541
Silgan Holdings, Inc. 3.25%, 3/15/2025	EUR	300,000	361,881
Transocean, Inc. 11.50%, 1/30/2027 (c)		25,000	12,812
UGI International LLC 3.25%, 11/1/2025 (a)	EUR	150,000	183,445
Upjohn Finance BV 1.91%, 6/23/2032 (a)	EUR	150,000	197,819

			6,099,102

TOTAL CORPORATE BONDS (Cost $89,346,911)			93,279,499

FOREIGN GOVERNMENT SECURITIES — 31.0%
Australia — 1.4%
Commonwealth of Australia
1.00%, 12/21/2030 (a)	AUD	945,000	700,315
3.00%, 3/21/2047 (a)	AUD	1,840,000	1,687,149

			2,387,464

Bahrain — 0.4%
Kingdom of Bahrain
5.45%, 9/16/2032 (c)		289,000	299,837
6.00%, 9/19/2044 (a)		335,000	339,711

			639,548

JPMorgan International Bond Opportunities ETF

(formerly known as JPMorgan Global Bond Opportunities ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount($)	Value($)
Benin — 0.2%
Benin Government Bond 5.75%, 3/26/2026 (c)	EUR	320,000	396,265

Canada — 2.8%
Canada Government Bond
0.50%, 9/1/2025	CAD	5,368,000	4,149,732
2.00%, 12/1/2051	CAD	610,000	570,827

			4,720,559

China — 2.4%
People’s Republic of China 2.68%, 5/21/2030	CNY	28,000,000	4,048,199

Colombia — 0.9%
Republic of Colombia
3.13%, 4/15/2031		210,000	220,290
5.00%, 6/15/2045		200,000	240,100
4.13%, 5/15/2051		200,000	218,200
Titulos de Tesoreria 7.00%, 6/30/2032	COP	2,747,400,000	830,022

			1,508,612

Czech Republic — 0.5%
Czech Republic 2.00%, 10/13/2033	CZK	15,770,000	773,149

Dominican Republic — 0.7%
Dominican Republic Government Bond
9.75%, 6/5/2026 (c)	DOP	14,000,000	253,420
4.88%, 9/23/2032 (c)		240,000	256,650
6.40%, 6/5/2049 (a)		184,000	203,780
5.88%, 1/30/2060 (c)		414,000	431,465

			1,145,315

Egypt — 0.4%
Arab Republic of Egypt
5.75%, 5/29/2024 (c)		200,000	210,500
7.60%, 3/1/2029 (c)		280,000	312,200
7.05%, 1/15/2032 (c)		230,000	243,153

			765,853

El Salvador — 0.3%
Republic of El Salvador
7.75%, 1/24/2023 (a)		22,000	20,921
5.88%, 1/30/2025 (a)		195,000	174,159
6.38%, 1/18/2027 (a)		195,000	172,088
7.12%, 1/20/2050 (c)		227,000	189,119

			556,287

Ethiopia — 0.2%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (a)		400,000	392,750

Ghana — 0.3%
Republic of Ghana
7.63%, 5/16/2029 (a)		320,000	326,500
8.63%, 6/16/2049 (a)		220,000	214,500

			541,000

Hungary — 0.3%
Hungary Government Bond
1.00%, 11/26/2025	HUF	72,850,000	238,762
7.63%, 3/29/2041		150,000	267,234

			505,996

Investments		Principal Amount($)	Value($)
Indonesia — 1.5%
Republic of Indonesia
7.00%, 9/15/2030	IDR	21,517,000,000	1,607,680
6.50%, 2/15/2031	IDR	11,651,000,000	845,770
8.38%, 3/15/2034	IDR	720,000,000	57,671

			2,511,121

Israel — 0.4%
State of Israel Government Bond 3.38%, 1/15/2050		570,000	628,781

Italy — 3.9%
Buoni Poliennali del Tesoro
1.80%, 3/1/2041 (a)	EUR	1,510,000	1,971,021
3.85%, 9/1/2049 (a)	EUR	785,000	1,464,498
2.45%, 9/1/2050 (a)	EUR	690,000	1,015,368
Italian Republic Government Bond
2.38%, 10/17/2024		865,000	909,147
2.88%, 10/17/2029		1,135,000	1,204,829

			6,564,863

Ivory Coast — 0.4%
Republic of Cote d’Ivoire
6.38%, 3/3/2028 (a)		270,000	303,666
6.88%, 10/17/2040 (c)	EUR	310,000	405,144

			708,810

Jamaica — 0.2%
Jamaica Government Bond 7.88%, 7/28/2045		200,000	270,000

Jordan — 0.4%
Hashemite Kingdom of Jordan
5.85%, 7/7/2030 (c)		440,000	469,700
7.38%, 10/10/2047 (a)		210,000	233,166

			702,866

Kazakhstan — 0.3%
Republic of Kazakhstan 1.50%, 9/30/2034 (c)	EUR	370,000	446,320

Kenya — 0.1%
Republic of Kenya 6.88%, 6/24/2024 (a)		200,000	216,313

Lebanon — 0.0% (j)
Lebanese Republic
6.65%, 4/22/2024 (a)(i)		227,000	28,375
6.65%, 11/3/2028 (a)(i)		226,000	28,250

			56,625

Malaysia — 0.5%
Malaysia Government Bond 3.83%, 7/5/2034	MYR	3,160,000	803,283

Mexico — 1.5%
Mex Bonos Desarr Fix Rt
Series M 20, 8.50%, 5/31/2029	MXN	15,000,000	890,405
7.75%, 5/29/2031	MXN	21,390,000	1,221,761
United Mexican States 3.77%, 5/24/2061		392,000	390,628

			2,502,794

Morocco — 0.4%
Kingdom of Morocco 1.50%, 11/27/2031 (c)	EUR	180,000	206,527
5.50%, 12/11/2042 (a)		320,000	397,100

			603,627

JPMorgan International Bond Opportunities ETF

(formerly known as JPMorgan Global Bond Opportunities ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount($)	Value($)
New Zealand — 1.6%
New Zealand Government Bond
4.50%, 4/15/2027 (a)	NZD	407,000	357,309
2.75%, 4/15/2037 (a)	NZD	2,761,000	2,347,939

			2,705,248

Nigeria — 0.2%
Federal Republic of Nigeria 7.63%, 11/21/2025 (a)		300,000	337,969

Oman — 0.1%
Sultanate of Oman Government Bond 7.38%, 10/28/2032 (c)		240,000	251,400

Panama — 0.4%
Republic of Panama
4.50%, 4/1/2056		200,000	253,300
3.87%, 7/23/2060		400,000	465,000

			718,300

Paraguay — 0.3%
Republic of Paraguay 5.00%, 4/15/2026 (a)		420,000	486,019

Philippines — 0.2%
Republic of Philippines 2.95%, 5/5/2045		330,000	351,656

Poland — 0.5%
Republic of Poland 1.25%, 10/25/2030	PLN	3,040,000	810,937

Portugal — 1.0%
Obrigacoes do Tesouro 0.48%, 10/18/2030 (a)	EUR	650,000	809,394
Portuguese Republic 5.13%, 10/15/2024 (a)		740,000	863,689

			1,673,083

Qatar — 0.4%
State of Qatar
5.10%, 4/23/2048 (a)		245,000	350,044
4.40%, 4/16/2050 (c)		200,000	264,000

			614,044

Romania — 0.2%
Romania Government Bond
2.63%, 12/2/2040 (c)	EUR	148,000	177,866
4.63%, 4/3/2049 (c)	EUR	156,000	243,422

			421,288

Russia — 1.1%
Russian Federation
6.00%, 10/6/2027	RUB	13,330,000	179,281
7.65%, 4/10/2030	RUB	46,710,000	694,122
7.25%, 5/10/2034	RUB	21,393,000	308,060
7.70%, 3/16/2039	RUB	11,860,000	179,579
5.88%, 9/16/2043 (a)		400,000	566,625

			1,927,667

Senegal — 0.4%
Republic of Senegal
6.25%, 5/23/2033 (a)		400,000	441,125
6.75%, 3/13/2048 (a)		260,000	281,775

			722,900

Investments		Principal Amount($)	Value($)
Serbia — 0.2%
Republic of Serbia 1.50%, 6/26/2029 (c)	EUR	230,000	277,099

South Africa — 1.0%
Republic of South Africa
Series R213, 7.00%, 2/28/2031	ZAR	17,070,000	925,288
8.88%, 2/28/2035	ZAR	14,320,000	801,485

			1,726,773

Ukraine — 0.3%
Ukraine Government Bond
7.75%, 9/1/2026 (a)		270,000	298,181
7.38%, 9/25/2032 (a)		230,000	246,747

			544,928

United Arab Emirates — 0.2%
United Arab Emirates Government Bond 4.00%, 7/28/2050 (c)		400,000	412,000

United Kingdom — 2.3%
UK Treasury 4.00%, 1/22/2060 (a)	GBP	570,000	1,579,998
United Kingdom of Great Britain and Northern Ireland
3.75%, 9/7/2021 (a)	GBP	1,588,092	2,178,032
0.50%, 10/22/2061 (a)	GBP	60,000	72,173

			3,830,203

Uruguay — 0.2%
Oriental Republic of Uruguay 5.10%, 6/18/2050		250,000	342,812

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $50,058,927)			52,550,726

ASSET-BACKED SECURITIES — 5.4%
United States — 5.4%
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033‡ (c)		176,714	184,486
American Credit Acceptance Receivables Trust
Series 2018-3, Class C, 3.75%, 10/15/2024 (c)		23,909	24,082
Series 2019-3, Class C, 2.76%, 9/12/2025 (c)		96,000	97,888
Series 2019-3, Class D, 2.89%, 9/12/2025 (c)		97,000	99,159
Business Jet Securities LLC Series 2018-2, Class C, 6.66%, 6/15/2033 (c)		106,710	107,093
Chase Funding Trust Series 2003-6, Class 1A7, 5.00%, 11/25/2034‡ (b)		101,619	106,871
Conn’s Receivables Funding LLC
Series 2019-A, Class B, 4.36%, 10/16/2023 ‡(c)		53,456	53,580

JPMorgan International Bond Opportunities ETF

(formerly known as JPMorgan Global Bond Opportunities ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Credit Acceptance Auto Loan Trust
Series 2018-1A, Class C, 3.77%, 6/15/2027 (c)	250,000	254,156
Series 2018-3A, Class B, 3.89%, 10/15/2027 (c)	250,000	255,889
Credit-Based Asset Servicing & Securitization LLC
Series 2004-CB5, Class M1, 1.07%, 1/25/2034‡ (h)	101,306	98,822
Drive Auto Receivables Trust
Series 2018-3, Class D, 4.30%, 9/16/2024	256,000	265,335
Series 2018-4, Class C, 3.66%, 11/15/2024	126,689	127,842
DT Auto Owner Trust
Series 2018-3A, Class C, 3.79%, 7/15/2024 (c)	260,000	263,841
Series 2019-1A, Class D, 3.87%, 11/15/2024 (c)	65,000	67,489
Series 2019-1A, Class E, 4.94%, 2/17/2026 (c)	100,000	104,902
Exeter Automobile Receivables Trust
Series 2017-3A, Class C, 3.68%, 7/17/2023 (c)	180,000	183,380
Series 2016-3A, Class D, 6.40%, 7/17/2023 (c)	350,000	358,257
Series 2018-3A, Class D, 4.35%, 6/17/2024 (c)	210,000	219,047
Flagship Credit Auto Trust
Series 2018-3, Class A, 3.07%, 2/15/2023 (c)	39,229	39,441
Series 2017-4, Class D, 3.58%, 1/15/2024 (c)	280,000	287,808
Series 2017-2, Class E, 5.55%, 7/15/2024 (c)	380,000	395,271
Series 2018-3, Class C, 3.79%, 12/16/2024 (c)	170,000	175,369
FREED ABS Trust
Series 2018-1, Class B, 4.56%, 7/18/2024 (c)	94,913	95,079
GLS Auto Receivables Issuer Trust
Series 2019-2A, Class B, 3.32%, 3/15/2024 (c)	200,000	205,399
Lendmark Funding Trust
Series 2019-2A, Class C, 3.72%, 4/20/2028 ‡(c)	580,000	581,514
Marlette Funding Trust
Series 2018-1A, Class C, 3.69%, 3/15/2028 (c)	31,240	31,327
Series 2018-2A, Class B, 3.61%, 7/17/2028 ‡(c)	2,834	2,836
Series 2018-2A, Class C, 4.37%, 7/17/2028 (c)	280,000	282,883
MFA LLC
Series 2018-NPL2, Class A1, 4.16%, 7/25/2048 (b)(c)	96,800	97,184
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-NC8, Class B1, 2.78%, 9/25/2034 ‡(h)	140,759	143,438

Investments	Principal Amount($)	Value($)
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class B, 3.71%, 4/14/2025 (c)	100,000	102,337
Series 2018-1A, Class D, 4.40%, 1/14/2028 (c)	160,000	164,025
Onemain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 3/14/2029 ‡(c)	100,000	102,544
PNMAC GMSR Issuer Trust Series 2018-GT2, Class A, 2.80%, 8/25/2025 (c)(h)	210,000	203,399
Progress Residential Trust Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡(c)	262,000	268,525
Santander Revolving Auto Loan Trust
Series 2019-A, Class C, 3.00%, 1/26/2032 (c)	150,000	157,693
Series 2019-A, Class D, 3.45%, 1/26/2032 (c)	650,000	683,632
SoFi Consumer Loan Program Trust Series 2018-1, Class B, 3.65%, 2/25/2027 (c)	100,000	102,474
Structured Asset Investment Loan Trust
Series 2004-8, Class M3, 1.13%, 9/25/2034 ‡(h)	67,636	67,002
Series 2005-HE3, Class M1, 0.87%, 9/25/2035 ‡(h)	70,358	69,971
Tricolor Auto Securitization Trust Series 2018-2A, Class C, 5.75%, 5/16/2022 (c)	380,888	381,528
VOLT LXXX LLC
Series 2019-NPL6, Class A1B, 4.09%, 10/25/2049 ‡(b)(c)	675,000	667,582
VOLT LXXXIII LLC Series 2019-NPL9, Class A1B, 4.09%, 11/26/2049‡ (b)(c)	580,000	575,972
Westlake Automobile Receivables Trust Series 2018-2A, Class E, 4.86%, 1/16/2024 (c)	310,000	322,512

TOTAL ASSET-BACKED SECURITIES (Cost $8,911,833)		9,078,864

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.4%
United Kingdom — 0.2%
Brass NO 8 plc
Series 8A, Class A1, 0.92%, 11/16/2066 (c)(h)	158,597	159,229
Lanark Master Issuer plc
Series 2019-1A, Class 1A1, 1.03%, 12/22/2069 (c)(h)	126,667	127,047

		286,276

JPMorgan International Bond Opportunities ETF

(formerly known as JPMorgan Global Bond Opportunities ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
United States — 3.2%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	136,869	139,027
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	83,646	83,250
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	108,280	110,412
Series 2007-2CB, Class 1A6, 5.75%, 3/25/2037	151,278	119,643
Antler Mortgage Trust Series 2019-RTL1, Class A2, 4.95%, 8/25/2022 (c)(h)	600,000	613,141
Chase Mortgage Finance Trust Series 2007-A1, Class 1A5, 3.26%, 2/25/2037 (h)	26,964	26,766
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	59,780	45,222
COLT Mortgage Loan Trust Series 2019-4, Class A1, 2.58%, 11/25/2049 (c)(h)	117,978	119,398
Deephaven Residential Mortgage Trust Series 2020-1, Class A1, 2.34%, 1/25/2060 (c)(h)	130,365	131,874
FHLMC Structured Agency Credit Risk Debt Notes Series 2018-HQA1, Class M2, 2.45%, 9/25/2030 (h)	47,475	46,943
FHLMC, REMIC
Series 2916, Class S, IF, IO, 7.11%, 1/15/2035 (h)	1,934,677	435,188
Series 4305, Class SK, IF, IO, 6.46%, 2/15/2044 (h)	683,894	155,774
Series 4689, Class SD, IF, IO, 6.01%, 6/15/2047 (h)	512,734	100,763
Series 4714, Class SA, IF, IO, 6.01%, 8/15/2047 (h)	404,703	87,907
Series 5022, IO, 3.00%, 9/25/2050	596,398	80,797
Series 5023, Class MI, IO, 3.00%, 10/25/2050	989,721	151,643
Series 4839, Class WS, IF, IO, 5.96%, 8/15/2056 (h)	2,735,851	707,317
Flagstar Mortgage Trust Series 2020-1INV, Class A11, 1.00%, 3/25/2050 (c)(h)	123,727	123,849

Investments	Principal Amount($)	Value($)
FNMA, Connecticut Avenue Securities
Series 2015-C03, Class 2M2, 5.15%, 7/25/2025 (h)	75,397	77,438
Series 2016-C06, Class 1M2, 4.40%, 4/25/2029 (h)	44,809	46,921
Series 2018-C05, Class 1M2, 2.50%, 1/25/2031 (h)	7,893	7,839
Series 2018-C06, Class 1M2, 2.15%, 3/25/2031 (h)	73,509	72,220
Series 2018-C06, Class 2M2, 2.25%, 3/25/2031 (h)	20,754	20,386
FNMA, REMIC
Series 2010-57, Class ID, IO, 4.00%, 6/25/2025	210,068	6,275
Series 2012-146, Class AI, IO, 3.00%, 1/25/2028	1,441,333	86,764
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	891,181	74,211
Series 2012-93, Class SE, IF, IO, 5.95%, 9/25/2042 (h)	131,028	31,078
Series 2012-124, Class UI, IO, 4.00%, 11/25/2042	155,014	19,914
Series 2012-133, Class NS, IF, IO, 6.00%, 12/25/2042 (h)	239,941	52,849
Series 2015-40, Class LS, IF, IO, 6.02%, 6/25/2045 (h)	356,521	68,154
Series 2016-75, Class SC, IF, IO, 5.95%, 10/25/2046 (h)	796,574	166,210
Series 2017-31, Class SG, IF, IO, 5.95%, 5/25/2047 (h)	1,314,252	261,129
Series 2017-39, Class ST, IF, IO, 5.95%, 5/25/2047 (h)	379,725	79,789
Series 2017-69, Class SH, IF, IO, 6.05%, 9/25/2047 (h)	582,384	127,215
Series 2019-42, Class SK, IF, IO, 5.90%, 8/25/2049 (h)	1,019,956	189,785
FNMA, STRIPS Series 409, Class 27, IO, 4.00%, 4/25/2027 (h)	199,638	14,156
GNMA Series 2017-107, Class KS, IF, IO, 6.05%, 7/20/2047 (h)	411,584	76,429

JPMorgan International Bond Opportunities ETF

(formerly known as JPMorgan Global Bond Opportunities ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2019-42, Class SJ, IF, IO, 5.90%, 4/20/2049 (h)	1,063,163	151,060
Series 2015-H13, Class GI, IO, 1.60%, 4/20/2065 (h)	217,573	9,345
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, 3.77%, 6/25/2048 (c)(h)	37,716	37,940
Series 2019-1, Class M1, 3.95%, 1/25/2059 ‡(c)(h)	150,000	153,058
Merrill Lynch Mortgage Investors Trust Series 2004-C, Class A1, 0.71%, 7/25/2029 (h)	73,538	71,100
Structured Adjustable Rate Mortgage Loan Trust Series 2004-8, Class 3A, 3.07%, 7/25/2034 (h)	18,066	18,836
Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021 (b)(c)	92,652	92,878
Verus Securitization Trust
Series 2018-2, Class A1, 3.68%, 6/1/2058 (c)(h)	83,652	84,241
Series 2019-1, Class A1, 3.84%, 2/25/2059 (c)(h)	132,811	133,858

		5,509,992

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,605,715)		5,796,268

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.0%
United States — 3.0%
BAMLL Re-REMIC Trust Series 2014-FRR4, Class BK29, PO, 4/27/2023 (c)	400,000	354,233
Banc of America Commercial Mortgage Trust Series 2007-5, Class AJ, 6.02%, 2/10/2051 (h)	335,081	352,611
Citigroup Commercial Mortgage Trust Series 2015-P1, Class D, 3.23%, 9/15/2048‡ (c)	205,000	162,768
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.41%, 7/25/2023 (h)	3,851,543	26,252
Series K739, Class X1, IO, 1.29%, 9/25/2027 (h)	2,200,000	160,331
Series K078, Class X3, IO, 2.29%, 10/25/2028 (h)	1,820,000	251,753
Series K153, Class X3, IO, 3.90%, 4/25/2035 (h)	340,000	101,987
Series K036, Class X3, IO, 2.18%, 12/25/2041 (h)	2,640,000	155,008
Series K720, Class X3, IO, 1.38%, 8/25/2042 (h)	6,800,000	121,543

Investments	Principal Amount($)	Value($)
Series K041, Class X3, IO, 1.70%, 11/25/2042 (h)	3,470,000	198,265
Series K718, Class X3, IO, 1.48%, 2/25/2043 (h)	10,025,000	132,543
Series K054, Class X3, IO, 1.65%, 4/25/2043 (h)	1,365,000	99,076
Series K050, Class X3, IO, 1.61%, 10/25/2043 (h)	1,010,000	65,701
Series K051, Class X3, IO, 1.67%, 10/25/2043 (h)	1,395,000	95,898
Series K052, Class X3, IO, 1.67%, 1/25/2044 (h)	750,000	53,495
Series K726, Class X3, IO, 2.21%, 7/25/2044 (h)	2,890,000	186,567
Series K067, Class X3, IO, 2.19%, 9/25/2044 (h)	1,385,000	166,365
Series K072, Class X3, IO, 2.21%, 12/25/2045 (h)	400,000	50,583
Series K089, Class X3, IO, 2.37%, 1/25/2046 (h)	850,000	131,706
Series K088, Class X3, IO, 2.42%, 2/25/2047 (h)	980,000	157,546
FREMF Series 2018-KF46, Class B, 2.09%, 3/25/2028 (c)(h)	486,542	468,878
FREMF Mortgage Trust
Series 2017-KF31, Class B, 3.04%, 4/25/2024 (c)(h)	38,243	37,460
Series 2017-KF36, Class B, 2.79%, 8/25/2024 (c)(h)	48,305	47,228
Series 2017-KF38, Class B, 2.64%, 9/25/2024 (c)(h)	46,118	44,612
Series 2018-KF47, Class B, 2.14%, 5/25/2025 (c)(h)	23,057	21,991
Series 2018-KF49, Class B, 2.04%, 6/25/2025 (c)(h)	266,808	254,178
Series 2017-K728, Class B, 3.76%, 11/25/2050 (c)(h)	190,000	203,735
Series 2017-K728, Class C, 3.76%, 11/25/2050 (c)(h)	105,000	109,162
GNMA Series 2017-23, IO, 0.69%, 5/16/2059 (h)	504,594	24,463
GS Mortgage Securities Trust Series 2012-GCJ9, Class D, 4.90%, 11/10/2045 (c)(h)	320,000	312,248
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.11%, 7/15/2044 (h)	19,077	18,838

JPMorgan International Bond Opportunities ETF

(formerly known as JPMorgan Global Bond Opportunities ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡ (h)	229,137	132,258
Morgan Stanley Capital I Trust Series 2005-HQ7, Class E, 5.50%, 11/14/2042‡ (h)	45,583	45,051
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (c)(h)	182,300	185,580
Series 2019-1, Class M1, 3.94%, 3/25/2049‡ (c)(h)	222,608	228,602

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,230,872)		5,158,515

SUPRANATIONAL — 0.1%
African Export-Import Bank (The) 5.25%, 10/11/2023 (a) (Cost $210,441)	200,000	218,000

	Shares
COMMON STOCKS — 0.0% (j)
United States — 0.0% (j)
Oasis Petroleum, Inc.* (Cost $46,454)	1,711	58,516

SHORT-TERM INVESTMENTS — 0.8%
INVESTMENT COMPANIES — 0.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (k)(l) (Cost $1,283,645)	1,283,645	1,283,645

Total Investments — 98.7% (Cost $160,694,798)		167,424,033
Other Assets Less Liabilities — 1.3%		2,202,166

Net Assets — 100.0%		169,626,199

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
AUD	Australian Dollar
CAD	Canadian Dollar
COP	Colombian Peso
CNY	China Yuan
CZK	Czech Republic Koruna
DKK	Danish Krone
DOP	Dominican Republic Peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah

JPMorgan International Bond Opportunities ETF

(formerly known as JPMorgan Global Bond Opportunities ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
PLN	Polish Zloty

PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
RUB	Russian Ruble
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
ZAR	South African Rand

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.

(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2020.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(i)	Defaulted security.
(j)	Amount rounds to less than 0.1% of net assets.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan International Bond Opportunities ETF

(formerly known as JPMorgan Global Bond Opportunities ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Ultra Bond	1	03/2021	USD	215,687	(2,026)

Short Contracts
Euro-Bund	(45)	12/2020	EUR	(9,408,187)	13,964
Euro-Buxl	(23)	12/2020	EUR	(6,213,055)	(180,274)
Euro-OAT	(27)	12/2020	EUR	(5,469,062)	(82,458)
U.S. Treasury 5 Year Note	(1)	03/2021	USD	(126,000)	(88)
U.S. Treasury 10 Year Ultra Note	(3)	03/2021	USD	(471,047)	(131)
U.S. Treasury Ultra Bond	(6)	03/2021	USD	(1,294,125)	12,135
					(236,852)

					(238,878)

Abbreviations

EUR	Euro
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of November 30, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	248,381	USD	289,783	BNP Paribas	12/3/2020	6,505
EUR	654,958	USD	777,669	HSBC Bank, NA	12/3/2020	3,615
GBP	1,696,239	USD	2,259,810	Merrill Lynch International	12/3/2020	1,546
GBP	66,959	USD	86,679	Royal Bank of Canada	12/3/2020	2,588
CAD	543,906	USD	416,458	HSBC Bank, NA	12/22/2020	2,420
CAD	2,184,290	USD	1,672,236	Merrill Lynch International	12/22/2020	9,951
CLP	655,737,188	USD	852,404	Citibank, NA**	12/22/2020	8,756
COP	3,215,786,313	USD	884,953	Bank of America NA**	12/22/2020	8,431
CZK	20,369,616	USD	914,398	Citibank, NA	12/22/2020	11,519
GBP	144,432	USD	191,013	Barclays Bank plc	12/22/2020	1,606
GBP	635,051	USD	835,607	Royal Bank of Canada	12/22/2020	11,322
HUF	171,250,532	USD	565,722	BNP Paribas	12/22/2020	3,748
INR	121,825,200	USD	1,629,137	Goldman Sachs International**	12/22/2020	13,078
MXN	27,483,450	USD	1,350,142	Goldman Sachs International	12/22/2020	6,684
NZD	2,437,838	EUR	1,423,181	Citibank, NA	12/22/2020	10,630
NZD	1,216,156	EUR	713,625	State Street Corp.	12/22/2020	949
NZD	373,006	USD	256,788	Merrill Lynch International	12/22/2020	4,776
PLN	3,202,448	USD	847,073	BNP Paribas	12/22/2020	6,307
RUB	21,645,098	USD	280,359	Goldman Sachs International**	12/22/2020	2,380
THB	77,445,180	USD	2,555,177	Goldman Sachs International	12/22/2020	4,663
TRY	3,244,000	USD	403,889	Goldman Sachs International	12/22/2020	7,767
USD	2,446,805	CNY	16,131,351	State Street Corp.**	12/22/2020	1,470
USD	140,975	EUR	117,869	State Street Corp.	12/22/2020	274
USD	169,956	MXN	3,407,367	HSBC Bank, NA	12/22/2020	1,739
USD	423,168	TRY	3,244,000	Barclays Bank plc	12/22/2020	11,512
USD	426,721	TRY	3,351,734	HSBC Bank, NA	12/22/2020	1,394
USD	825,846	ZAR	12,791,927	Citibank, NA	12/22/2020	2,171
ZAR	13,133,631	USD	837,599	Goldman Sachs International	12/22/2020	8,078
EUR	199,721	USD	238,015	TD Bank Financial Group	1/5/2021	518
USD	67,070,674	EUR	55,897,958	Barclays Bank plc	1/5/2021	310,401

JPMorgan International Bond Opportunities ETF

(formerly known as JPMorgan Global Bond Opportunities ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	236,344	EUR	197,768	Royal Bank of Canada	1/5/2021	144

Total unrealized appreciation						466,942

EUR	55,897,958	USD	66,995,156	Barclays Bank plc	12/3/2020	(315,759)
USD	301,797	EUR	253,766	Barclays Bank plc	12/3/2020	(914)
USD	538,810	EUR	457,097	BNP Paribas	12/3/2020	(6,450)
USD	99,267	EUR	84,670	Citibank, NA	12/3/2020	(1,735)
USD	64,582,357	EUR	55,222,242	Goldman Sachs International	12/3/2020	(1,290,994)
USD	288,479	EUR	243,446	Merrill Lynch International	12/3/2020	(1,923)
USD	272,243	EUR	229,129	Royal Bank of Canada	12/3/2020	(1,080)
USD	367,700	EUR	310,946	State Street Corp.	12/3/2020	(3,221)
USD	330,057	GBP	249,000	State Street Corp.	12/3/2020	(1,899)
USD	1,963,885	GBP	1,514,198	TD Bank Financial Group	12/3/2020	(54,780)
AUD	1,157,466	EUR	713,625	Goldman Sachs International	12/22/2020	(2,013)
CLP	633,010,992	USD	846,385	Citibank, NA**	12/22/2020	(15,071)
INR	62,672,204	USD	845,756	Goldman Sachs International**	12/22/2020	(929)
USD	3,393,026	AUD	4,654,797	BNP Paribas	12/22/2020	(24,666)
USD	693,909	AUD	954,807	State Street Corp.	12/22/2020	(7,140)
USD	8,404,419	CAD	11,025,354	BNP Paribas	12/22/2020	(86,536)
USD	859,330	CZK	19,013,270	BNP Paribas	12/22/2020	(4,933)
USD	12,790,188	EUR	10,779,508	Citibank, NA	12/22/2020	(77,386)
USD	12,838	EUR	10,822	HSBC Bank, NA	12/22/2020	(79)
USD	4,792,744	GBP	3,637,122	HSBC Bank, NA	12/22/2020	(57,865)
USD	424,997	ILS	1,428,000	HSBC Bank, NA	12/22/2020	(6,737)
USD	6,338,310	NZD	9,220,066	Barclays Bank plc	12/22/2020	(127,101)
USD	336,456	EUR	282,638	Barclays Bank plc	1/5/2021	(1,105)
USD	2,261,132	GBP	1,696,239	Merrill Lynch International	1/5/2021	(1,645)
USD	132,272	GBP	99,375	State Street Corp.	1/5/2021	(294)

Total unrealized depreciation						(2,092,255)

Net unrealized depreciation						(1,625,313)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CLP	Chile Peso
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.

JPMorgan International Bond Opportunities ETF

(formerly known as JPMorgan Global Bond Opportunities ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Over-the-Counter (“OTC”) Credit default swap contracts outstanding - buy protection(a) as of November 30, 2020:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.EM.34-V1	1.00	Quarterly	Morgan Stanley	12/20/2025	1.65	USD 1,610,000	101,247	(53,795)	47,452
CDX.NA.EM.34-V1	1.00	Quarterly	Morgan Stanley	12/20/2025	1.65	USD 3,700,000	229,690	(120,640)	109,050

							330,937	(174,435)	156,502

Centrally Cleared Credit default swap contracts outstanding - buy protection(a) as of November 30, 2020:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.EM.34-V1	1.00	Quarterly	12/20/2025	1.65	USD 2,400,000	136,754	(66,020)	70,734

iTraxx.Europe.Main.34-V1	1.00	Quarterly	12/20/2025	0.49	EUR 3,560,000	(88,965)	(29,671)	(118,636)

						47,789	(95,691)	(47,902)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
EUR	Euro
USD	United States Dollar

Summary of total OTC swap contracts outstanding as of November 30, 2020:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	330,937	156,502

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan International Bond Opportunities ETF

(formerly known as JPMorgan Global Bond Opportunities ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—	$6,155,721	$2,923,143	$9,078,864
Collateralized Mortgage Obligations
United States	—	5,356,934	153,058	5,509,992
United Kingdom	—	286,276	—	286,276

Total Collateralized Mortgage Obligations	—	5,643,210	153,058	5,796,268

Commercial Mortgage-Backed Securities
United States	—	4,589,836	568,679	5,158,515
Common Stocks	58,516	—	—	58,516
Corporate Bonds	—	93,279,499	—	93,279,499
Foreign Government Securities	—	52,550,726	—	52,550,726
Supranational	—	218,000	—	218,000
Short-Term Investments
Investment Companies	1,283,645	—	—	1,283,645

Total Investments in Securities	$1,342,161	$162,436,992	$3,644,880	$167,424,033

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$466,942	$—	$466,942
Futures Contracts	26,099	—	—	26,099

Total Appreciation in Other Financial Instruments	$26,099	$466,942	$—	$493,041

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,092,255)	$—	$(2,092,255)
Futures Contracts	(264,977)	—	—	(264,977)
Swaps	—	(270,126)	—	(270,126)

Total Depreciation in Other Financial Instruments	$(264,977)	$(2,362,381)	$—	$(2,627,358)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value :

	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2020
Investments in Securities
Asset-Backed Securities - Cayman Islands	$348,565		$(24,080)	$1,435	$—	$—	$(325,920)	$—	$—	$—
Asset-Backed Securities - United States	4,749,667		(1,230)	(69,940)	423	—	(1,518,939)	—	(236,838)	2,923,143
Collateralized Mortgage Obligations - United States	153,617		—	(559)	—	—	—	—	—	153,058
Commercial Mortgage-Backed Securities - United States	1,776,971		(20,333)	(48,212)	1,395	—	(952,939)	143,640	(331,843)	568,679
Corporate Bonds - Luxembourg	336,188		—	(12,682)	127	—	(323,633)	—	—	—
Corporate Bonds - United States	—	(a)	7,488	—	—	—	(7,488)	—	—	—

Total	$7,365,008		$(38,155)	$(129,958)	$1,945	$—	$(3,128,919)	$143,640	$(568,681)	$3,644,880

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is Zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2020, which were valued using significant unobservable inputs (level 3), amounted to $(107,043).

There were no significant transfers into or out of level 3 for the period ended November 30, 2020.

To Come

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2020, the value of these investments was $xx,xxx. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan International Bond Opportunities ETF

(formerly known as JPMorgan Global Bond Opportunities ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (a)(b)	2,920,684	88,600,393	90,237,432	—	—	1,283,645	1,283,645	10,375	—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.

C. Derivatives — The Fund used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

JPMorgan International Bond Opportunities ETF

(formerly known as JPMorgan Global Bond Opportunities ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.